Schedule of Investment	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
Merk Gold Trust

Schedules of Investments

July 31, 2015

	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	57,345	$72,467,926	$62,987,484	100.00%
Total Investments		$72,467,926	$62,987,484	100.00%
Liabilities in excess of other assets			(4)	0.00% (a)
Net Assets			$62,987,480	100.00%

January 31, 2015

	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	51,379	$65,938,882	$64,750,586	100.00%
Total Investments		$65,938,882	$64,750,586	100.00%
Liabilities in excess of other assets			(3)	0.00% (a)
Net Assets			$64,750,583	100.00%

(a) Amount is less than 0.005%

See notes to unaudited financial statements.

Schedule of Investment January 31, 2015
Description	Fine Ounces	Cost	Fair Value	% of Net Assets
Gold Bullion	51,379	$65,938,882	$64,750,586	100.0%